Acquisitions and divestments - Text Details (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 31, 2019	Jul. 09, 2018
Acquisitions and divestments - Text Details (Detail) [Line Items]
Aggregated net cash outflow for acquisitions		€ 199	€ 476
Contingent liabilities recognised as of acquisition date		11	361
Aggregated impact on goodwill		69	444
Aggregated impact on other intangible assets		105	416
Aggregated net cash consideration for divestments			68
Result on the sale of discontinued operations net of tax		62
Increase (decrease) in intangible assets other than goodwill		(124)	267
Decrease (increase) in non-current receivables, other assets and other liabilities	[1]	122	(49)	€ (358)
Goodwill		8,654	8,503
Technology-based intangible assets [member]
Acquisitions and divestments - Text Details (Detail) [Line Items]
Increase (decrease) in intangible assets other than goodwill		€ (110)	€ 246
Remaining amortisation period of intangible assets material to entity		10 years
Acquisitions and divestments [Domain]
Acquisitions and divestments - Text Details (Detail) [Line Items]
Aggregated net cash consideration for divestments		€ 122
EPDSolutionsLtd[Member]
Acquisitions and divestments - Text Details (Detail) [Line Items]
Contingent liabilities recognised as of acquisition date		245				€ 239
Aggregated impact on other intangible assets		227
Increase (decrease) in goodwill		9
Increase (decrease) in contingent consideration asset (liability)		6
Proportion of ownership interest in subsidiary			100.00%
Cash transferred						250
Contingent consideration recognised as of acquisition date		245
Cash and cash equivalents recognised as of acquisition date		2				€ 2
Acquisition-related costs			€ 6
Deferred tax liabilities recognised as of acquisition date		3
Goodwill		€ 271			€ 271
Discount rate applied to cash flow projections		14.40%
Remaining acquisitions (excluding EPD) [Member]
Acquisitions and divestments - Text Details (Detail) [Line Items]
Increase (decrease) in goodwill		€ 5
Increase (decrease) in intangible assets other than goodwill		27
Increase (decrease) in contingent consideration asset (liability)		11
Decrease (increase) in non-current receivables, other assets and other liabilities		11
Remaining eight acquisition [Member]
Acquisitions and divestments - Text Details (Detail) [Line Items]
Aggregated net cash outflow for acquisitions		228
Contingent liabilities recognised as of acquisition date		116
Aggregated impact on goodwill		173
Aggregated impact on other intangible assets		189
Remaining eight acquisition [Member] | Bottom of range [member]
Acquisitions and divestments - Text Details (Detail) [Line Items]
Individual net cash outflow for acquisitions		2
Remaining eight acquisition [Member] | Top of range [member]
Acquisitions and divestments - Text Details (Detail) [Line Items]
Individual net cash outflow for acquisitions		€ 90

[1]	The accompanying notes are an integral part of these consolidated financial statements. For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items